PREPAID EXPENSES AND OTHER RECEIVABLES (Tables)	6 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
Schedule of prepaid expenses and other receivables

	September 30,
	2025
	(Unaudited)	March 31, 2025
Prepaid clinical research costs	$–	$192
Prepaid insurance	305	241
Tax deposits	68	68
Other prepaid expenses	379	42
Other receivables	11	12
Total prepaid expenses and other receivables	$763	$555